Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2021
Other assets non-current and current [Abstract]
Components of Other Non-current Assets
The non-current assets are as follows:

(In millions of €)	December 31, 2021	December 31, 2020
Financial assets at amortized cost, gross	37.1	28.5
Impairment allowance	(1.4)	(2.6)
Non-current financial assets at amortized cost, net	35.7	25.9
Quoted equity instruments at FVTPL	26.5	34.3
Impairment allowance	(1.2)	—
Non-current financial assets at FVTPL	25.3	34.3
Derivative assets	3.1	5.5
Other Lease Receivable	2.1	—
Other non-current assets, total	5.2	5.5
TOTAL OTHER NON-CURRENT ASSETS	66.2	65.7

Components of Current Assets
The current assets are as follows:

(In millions of €)	December 31, 2021	December 31, 2020
Value added and other tax receivables	171.7	187.7
Other receivables	61.0	109.8
Prepaid expenses	39.1	27.4
Derivative assets	7.9	26.6
Other	22.5	33.1
TOTAL OTHER CURRENT ASSETS	302.2	384.6